Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 137,702	$ 1,539,809	$ 2,962,069
Accounts Receivable, net	119,599	280,222	117,726
Inventory	84,659	20,129	56,175
Prepaid Assets	34,097	38,687	29,986
Total Current Assets	376,057	1,878,847	3,165,956
Other Assets
Property and Equipment, net	609,782	714,754	803,027
Deferred Stock Offering Costs	0	0	95,511
Intangible Assets, net	222,674	167,644	95,847
Investment in Joint Venture	500	9,222	0
Prepaid Stock Compensation	208,848	418,547	0
Total Other Assets	1,041,804	1,310,167	994,385
TOTAL ASSETS	1,417,861	3,189,014	4,160,341
Current Liabilities
Accounts Payable	143,217	38,393	309,698
Accrued Expenses	96,322	71,523	44,652
Total Current Liabilities	239,539	109,916	354,350
TOTAL LIABILITIES	239,539	109,916	354,350
Stockholders' Equity
Preferred Stock, $0.001 par; 10,000,000 shares authorized; None issued and outstanding	0	0	0
Common Stock, $0.001 par; 15,000,000 shares authorized; 6,267,577 and 6,239,073 issued and outstanding at September 30, 2016 and December 31, 2015, respectively	6,268	6,239	6,197
Additional Paid-In Capital	10,668,007	10,636,979	10,411,832
Less Deferred Compensation 32,500 and 70,000 common shares, respectively	0	(401,750)	(744,200)
Retained Earnings (Deficit)	(9,495,953)	(7,564,120)	(5,867,838)
Total Stockholders' Equity	1,178,322	3,079,098	3,805,991
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,417,861	$ 3,189,014	$ 4,160,341